Earnings/(Losses) per share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Earnings per Share Reconciliation [Abstract]
Net income/(loss)	$ (11,274)	$ 4,475
Basic and diluted EPS/(LPS)
Income/(Loss) available to common stockholders	$ (11,274)	$ 4,475
Weighted-average number of outstanding shares (denominator)	86,893,214	102,123,365
Amount per share	$ (0.13)	$ 0.04